CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
Cash and Cash Equivalents
Cash	$ 93.9	RUB 5,695		RUB 3,268
Cash equivalents:
Bank deposits	371.3	22,521		14,775
Investments in money market funds		3		6,195
Other cash equivalents	0.2	13
Total cash and cash equivalents	$ 465.4	RUB 28,232	$ 399.6	RUB 24,238	RUB 17,645	RUB 33,394